SHARE BASED COMPENSATION - Stock Appreciation Rights - (Details) shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares shares	Dec. 31, 2020 EquityInstruments $ / shares shares
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Vesting period	3 years
Stock Appreciation Rights (SARs)
Number Of Outstanding Share Options [Abstract]
Outstanding, beginning of year | EquityInstruments	509	385
Granted | EquityInstruments	10	132
Exercised | EquityInstruments		(7)
Forfeited/expired | shares	(56)	(1)
Outstanding, end of year | EquityInstruments	463	509
Exercisable, end of year | EquityInstruments	357	307
Weighted average exercise price of share options ($ per share)
Weighted average exercise price Outstanding, beginning of year	$ 39.25	$ 39.83
Weighted average exercise price, Granted	22.63	37.41
Weighted average exercise price, Exercised		36.38
Weighted average exercise price, Forfeited/expired	37.78	39.08
Weighted average exercise price, Outstanding, end of year	39.06	39.25
Weighted average exercise price, Exercisable, end of year	$ 39.68	$ 39.09